Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (3) (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Assets Acquired and Liabilities Assumed (3)

Purchase Price	Shares	Price	Total
Millennium Power Solutions LLC	3,694,811	$2.95	$10,899,692

Total Purchase Price			10,899,692
Tangible Assets Acquired			(686,878)
Total Liabilities Assumed			185,532
Patents and technology			$10,398,346